Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options (in shares)	240,612,019	224,974,433
Number of shares held in employee benefit trust (in shares)	12,315,711	9,297,415